Trade, other receivables and tax receivables - receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Dealer financing	€ 2,654	€ 2,295
Retail financing	601	420
Finance leases	3	4
Other	356	421
Receivables from financing activities	€ 3,614	€ 3,140